Long-Term Bank Loans - Summary of Long-Term Bank Loans (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, maturity period	2036	2036
RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	1.08%	1.08%
RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	1.20%	1.20%
US dollars [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, maturity period	2039	2039
US dollars [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	0.00%	0.00%
US dollars [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	1.55%	1.55%
Euro [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, maturity period	2034	2034
Euro [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	1.10%	1.10%
Euro [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	2.50%	2.50%